Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
March 31, 2024
VIPF2065-NPRT1-0524
1.9894059.104
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	5,943	336,585
VIP Equity-Income Portfolio Initial Class (a)	10,154	273,738
VIP Growth & Income Portfolio Initial Class (a)	12,605	375,623
VIP Growth Portfolio Initial Class (a)	5,240	557,983
VIP Mid Cap Portfolio Initial Class (a)	2,140	86,209
VIP Value Portfolio Initial Class (a)	9,453	191,708
VIP Value Strategies Portfolio Initial Class (a)	5,372	95,239
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,491,577)		1,917,085

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	44,676	487,415
VIP Overseas Portfolio Initial Class (a)	38,798	1,077,418
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,388,662)		1,564,833

Bond Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,881	44,077
Fidelity International Bond Index Fund (a)	75	690
Fidelity Long-Term Treasury Bond Index Fund (a)	25,525	248,613
VIP High Income Portfolio Initial Class (a)	2,182	10,231
VIP Investment Grade Bond II Portfolio - Initial Class (a)	726	6,824
TOTAL BOND FUNDS (Cost $337,109)		310,435

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,217,348)	3,792,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(336)
NET ASSETS - 100.0%	3,792,017

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	72,290	11,334	39,539	25	(2,885)	2,877	44,077
Fidelity International Bond Index Fund	18,554	2,987	20,811	121	(375)	335	690
Fidelity Long-Term Treasury Bond Index Fund	206,494	69,405	19,935	1,766	564	(7,915)	248,613
VIP Contrafund Portfolio Initial Class	287,608	28,261	26,665	1,173	1,986	45,395	336,585
VIP Emerging Markets Portfolio Initial Class	438,412	64,607	32,019	388	566	15,849	487,415
VIP Equity-Income Portfolio Initial Class	233,214	37,640	18,656	1,334	589	20,951	273,738
VIP Growth & Income Portfolio Initial Class	320,583	46,877	26,476	2,194	1,074	33,565	375,623
VIP Growth Portfolio Initial Class	476,316	54,187	41,378	7,195	2,907	65,951	557,983
VIP High Income Portfolio Initial Class	9,138	1,480	578	4	-	191	10,231
VIP Investment Grade Bond II Portfolio - Initial Class	62,480	3,911	58,905	13	(422)	(240)	6,824
VIP Mid Cap Portfolio Initial Class	73,005	11,218	6,392	1,388	341	8,037	86,209
VIP Overseas Portfolio Initial Class	936,443	128,869	61,596	3,660	3,548	70,154	1,077,418
VIP Value Portfolio Initial Class	162,674	31,211	13,786	3,604	367	11,242	191,708
VIP Value Strategies Portfolio Initial Class	80,505	15,439	7,397	1,159	282	6,410	95,239
	3,377,716	507,426	374,133	24,024	8,542	272,802	3,792,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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